EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 23, 2012 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the resignation of a portfolio manager and the appointment of a new portfolio manager to the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index (together, the “Portfolios”) of the Trust.

Information Regarding

EQ/Core Bond Index Portfolio

Information regarding John Kirby in the section of the Prospectus entitled “Who Manages the Portfolio-Investment Adviser: SSgA Funds Management, Inc. (“SSgA FM”) hereby is deleted and replaced with the following information.

Name	Title	Date Began Managing the Portfolio
Mahesh Jayakumar	Principal and Portfolio Manager of SSgA FM	January 2012

*****

Information Regarding

EQ/Intermediate Government Bond Index Portfolio

Information regarding John Kirby in the section of the Prospectus entitled “Who Manages the Portfolio-Investment Adviser: SSgA Funds Management, Inc. (“SSgA FM”) hereby is deleted and replaced with the following information.

Name	Title	Date Began Managing the Portfolio
Mahesh Jayakumar	Principal and Portfolio Manager of SSgA FM	January 2012

*****

References to John Kirby in the fifth and sixth paragraphs in the section of the Prospectus entitled “Management of the Trust – The Advisers – SSgA FM Management, Inc. (“SSgA FM”) hereby are deleted and replaced with the following information regarding Mahesh Jayakumar a new portfolio manager of the Portfolio.

Mahesh Jayakumar, is a Principal of SSgA FM. He currently is a Portfolio Manager in the Beta and Government Solutions team in Global Fixed Income. He is responsible for managing several portfolios spanning diverse areas such as Green Bonds Agencies, Government/Credit, Aggregate and client directed mandates. Mr. Jayakumar has been with SSgA FM since 2008. Prior to joining State Street Corporation, Mr. Jayakumar worked as a software development manager for a large enterprise software provider.

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED JANUARY 23, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the resignation of a portfolio manager and the appointment of a new portfolio manager to the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index (together, the “Portfolios”) of the Trust.

Information Regarding

EQ/Core Bond Index Portfolio

Information regarding John Kirby in the section of the Prospectus entitled “Who Manages the Portfolio-Investment Adviser: SSgA Funds Management, Inc. (“SSgA FM”) hereby is deleted and replaced with the following information.

Name	Title	Date Began Managing the Portfolio
Mahesh Jayakumar	Principal and Portfolio Manager of SSgA FM	January 2012

*****

Information Regarding

EQ/Intermediate Government Bond Index Portfolio

Information regarding John Kirby in the section of the Prospectus entitled “Who Manages the Portfolio-Investment Adviser: SSgA Funds Management, Inc. (“SSgA FM”) hereby is deleted and replaced with the following information.

Name	Title	Date Began Managing the Portfolio
Mahesh Jayakumar	Principal and Portfolio Manager of SSgA FM	January 2012

*****

References to John Kirby in the fifth and sixth paragraphs in the section of the Prospectus entitled “Management of the Trust – The Advisers – SSgA FM Management, Inc. (“SSgA FM”) hereby are deleted and replaced with the following information regarding Mahesh Jayakumar a new portfolio manager of the Portfolio.

Mahesh Jayakumar, is a Principal of SSgA FM. He currently is a Portfolio Manager in the Beta and Government Solutions team in Global Fixed Income. He is responsible for managing several portfolios spanning diverse areas such as Green Bonds Agencies, Government/Credit, Aggregate and client directed mandates. Mr. Jayakumar has been with SSgA FM since 2008. Prior to joining State Street Corporation, Mr. Jayakumar worked as a software development manager for a large enterprise software provider.

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